Inspire International ESG ETF
WWJD

SUMMARY PROSPECTUS
September 23, 2019, as amended December 23, 2019

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. The Fund’s prospectus and Statement of Additional Information, both dated September 23, 2019, as amended December 23, 2019, are incorporated by reference into this Summary Prospectus. You can obtain these documents and other information about the Fund online at www.inspireetf.com/fund-documents/. You can also obtain these documents at no cost by calling 877.658.9473 or by sending an email request to OrderInspireETFs@UltimusFundSolutions.com. Shares of the Fund are listed and traded on NYSE Arca (the “Exchange”).

Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website www.inspireinvesting.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically or to continue receiving paper copies of shareholder reports, which are available free of charge, by contacting your financial intermediary (such as a broker-dealer or bank).

Investment Objective: The Inspire International ESG ETF (the “Fund”) seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Inspire Global Hope ex-US Index (“Global Hope ex-US Index”).

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors purchasing or selling shares of the Fund in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker. These costs are not included in the expense example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.45%
Distribution and Service (12b-1) Fees	None
Other Expenses(1)	0.35%
Total Annual Fund Operating Expenses	0.80%

(1) Estimated for the current fiscal year.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year	3 Years
$82	$255

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund has not commenced operations as of the date of this prospectus.

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Principal Investment Strategies: The Fund generally will invest at least 80% of its total assets in the component securities of the Inspire Global Hope ex-US Index (the “Index”). The index provider selects foreign (including emerging markets) equity securities from a global universe of publicly traded equity securities of foreign and emerging market companies with a market capitalization of $5 billion US Dollars or greater and which have an Inspire Impact Score of zero or higher. The Inspire Impact Score® is a proprietary selection methodology that is designed to assign a score to a particular security based on the security’s alignment with biblical values and the positive impact the issuing company has on the world through various environmental, social and governance criterion. The Fund holds a representative sample of the securities that make up the Index.

The methodology removes from the investment universe the securities of any company that has any degree of participation in the following activities or products that do not align with biblical values:

  Abortifacients - Company produces abortifacient drugs. This category includes all pharmaceuticals used to terminate a pregnancy anytime from the moment of conception onward, including those labeled as “contraceptives” but which may cause a fertilized egg to be destroyed.
  Abortion Philanthropy - Corporate guided philanthropy to organizations that advocate for or provide abortions (excludes employee matching programs.)
  Abortion Legislation - Corporate sponsored political, legal or other activism that advocates for or provides abortions.
  Abortion Procedures - Company offers abortion procedures as a service.
  Gambling - Company generates revenue from gambling. This category includes the operation of casinos or other gambling facilities, as well as manufacturing gambling machinery and or other gambling specific equipment.
  Alcohol - Company produces or specifically distributes alcoholic beverages.
  Human Rights – Exploitative labor practices, working conditions or partnerships with exploitative supply partners, including unjust governmental entities and regimes.
  LGBT Legislation - Corporate sponsored legal, political or other activism that advocates for the promotion and acceptance of the LGBT lifestyle.
  LGBT Philanthropy - Corporate guided philanthropy to organizations that advocate for the promotion and acceptance of the LGBT lifestyle (excludes employee match programs).
  LGBT Promotion - Provides products or services designed specifically for the promotion and acceptance of the LGBT lifestyle, or otherwise uses corporate influence for the promotion and acceptance of the LGBT lifestyle.
  Pornography - Company produces or distributes pornography. This category includes all media types, such as film, print and online. Also included are companies that produce AO (Adult Only) rated video games which contain pornographic content.
  Tobacco - Company derives revenue from growing, manufacture or distribution of tobacco products.

The methodology then assigns a positive score based on the company’s track record of acting in alignment with biblical values across the following environmental, social and governance (ESG) categories:

  Corporate Governance - Company exhibits above average Corporate Governance performance relative to their industry peer group. This category considers ownership structure, voting, proxy procedures, board structure and tenure, ethical business practices and executive compensation.
  Data Security & Privacy - Company exhibits above average Data Security & Privacy performance relative to their industry peer group. This category considers data and privacy policies and practices related to the corporation and customer data.
  Environmental Stewardship - Company exhibits above average Environmental stewardship performance relative to their industry peer group. This category considers impacts on the atmosphere, land and water including carbon emissions, deforestation, biodiversity, waste water, water pollution and other environmental stewardship issues.
  Innovation - Company exhibits above average Innovation performance relative to their industry peer group. This category considers quality and innovation throughout all aspects of product development and distribution, including R&D, packaging and disposal.
  Labor Practices - Company exhibits above average Labor Practices performance relative to their industry peer group. This category considers compliance with fair labor standards for union and non-union employees, including employee retention, education, training, health, safety, compensation, benefits, diversity and mentoring programs.
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  Marketing Ethics - Company exhibits above average Marketing Ethics performance relative to their industry peer group. This category considers honest and appropriate communications and marketing channels, transparent product labeling and social impact of marketing efforts.
  Political Action - Company exhibits above average Political Action performance relative to their industry peer group. This category considers lobbying practices, attempts at regulatory capture and undue political influence such that undermines the government’s ability to serve the public interest.
  Renewable Energy - Company exhibits above average Renewable Energy performance relative to their industry peer group for the production and/or use of renewable, sustainable energy.
  Social Impact - Company exhibits above average Social Impact performance relative to their industry peer group. This category considers a company’s overall impact on their communities, positive human rights behaviors, philanthropy and charity.
  Supply Chain - Company exhibits above average Supply Chain performance relative to their industry peer group. This category considers a company’s overall governance of their supply chain, including social and environmental impacts and ensuring proper compliance with international human rights standards.

The index provider relies exclusively on software that analyzes publicly available data relating to the primary business activities, products and services, philanthropy, legal activities, policies and practices when assigning Inspire Impact Scores to a company. The 200 securities with the highest Inspire Impact Scores are included in the Index and are equally weighted. The Index will typically be comprised of 80% in developed foreign securities, and 20% in emerging market securities. The Inspire Impact Scores of the securities in the Index are reviewed periodically (at least annually), and the Index is rebalanced quarterly. If, upon review, the Inspire Impact Score of a security is negative, the security is removed from the Index and replaced with a positive scoring security.

The equity securities included in the Index are typically foreign securities of companies with capitalization of $5 billion (US Dollars) or more. The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Index concentrates in an industry or group of industries. The adviser is also the index provider.

Principal Investment Risks: As with all funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and performance.

The following describes the risks the Fund bears with respect to its investments. As with any fund, there is no guarantee that the Fund will achieve its goal.

Asset Class Risk. Securities in the Global Hope ex-US Index or in the Fund’s portfolio may underperform in comparison to the general securities markets or other asset classes.

Authorized Participant Risk. Only an Authorized Participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs on an agency basis (i.e., on behalf of other market participants). To the extent that APs exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to net asset value and possibly face trading halts or delisting. AP concentration risk may be heightened for exchange-traded funds (“ETFs”) that invest in non-U.S. securities or other securities or instruments that have lower trading volumes.

Biblically Responsible Investment Risk. The Fund invests at least 80% of its assets in the component securities of the Index which uses the Inspire Impact Score(R) and related biblical values screening criteria in selecting its component securities. As a result of its strategy, the Index’s exclusion of securities of certain issuers for nonfinancial reasons may cause the Fund to forgo some market opportunities available to funds that do not use these criteria. This could be due to biblically responsible companies falling out of favor with investors or failing to perform as well as companies that do not receive a favorable Inspire Impact Score(R).

Concentration Risk. The Fund may focus its investments in securities of a particular industry to the extent the Global Hope ex-US Index does. Economic, legislative or regulatory developments may occur that significantly affect the industry. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular industry.

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

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Emerging Markets Risk. Investing in emerging markets involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability, than those of developed countries. The typically small size of the markets of securities of issuers located in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.

Equity Securities Risk. Fluctuations in the value of equity securities held by the Fund will cause the net asset value (“NAV”) of the Fund and the price of its shares (“Shares”) to fluctuate.

  Common Stock Risk. Common stock of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments. Common stock will be subject to greater dividend risk than preferred stocks or debt instruments of the same issuer. In addition, common stocks have experienced significantly more volatility in returns than other asset classes.
  Preferred Stock Risk. Generally, preferred stockholders (such as the Fund) have no voting rights with respect to the issuing company unless certain events occur. In addition, preferred stock will be subject to greater credit risk than debt instruments of an issuer, and could be subject to interest rate risk like fixed income securities, as described below. An issuer’s board of directors is generally not under any obligation to pay a dividend (even if dividends have accrued), and may suspend payment of dividends on preferred stock at any time. There is also a risk that the issuer of any of the Fund’s holdings will default and fail to make scheduled dividend payments on the preferred stock held by the Fund).

ETF Structure Risk. The Fund and each Underlying Fund is structured as an ETF and as a result is subject to the special risks, including:

  Not Individually Redeemable. Shares are not individually redeemable to retail investors and may be redeemed only by the ETF only to Authorized Participants (“APs”) at NAV in large blocks known as “Creation Units.” An AP may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.
  Trading Issues. An active trading market for the Shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as APs that can post collateral on an agency basis is limited, which may limit the market for the Shares.
  Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security.
    In times of market stress, market makers may step away from their role market making in the Shares of ETFs and in executing trades, which can lead to differences between the market value of Shares and an ETF’s NAV.
    The market price of the Shares may deviate from an ETF’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Shares than an ETF’s NAV, which is reflected in the bid and ask price for Shares or in the closing price.
    When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Shares is open, there may be changes from the last quote of the closed market and the quote from an ETF’s domestic trading day, which could lead to differences between the market value of the Shares and an ETF’s NAV.
    In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of an ETF’s portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and an ETF’s NAV.

Foreign Securities Risk. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. The lack of readily available publicly available information may lead to inaccurate Inspire Impact Scores. Not all countries and jurisdictions monitor or regulate all ESG factors so that there may be no relevant information available for certain factors. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.

Limited History of Operations Risk. The Fund is a new ETF with a limited history of operations for investors to evaluate.

Market Risk. Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

Passive Investment Risk. The Fund is not actively managed and the adviser will not sell shares of an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Global Hope ex-US Index or the selling of shares of that security is otherwise required upon a rebalancing of the Index as addressed in the Global Hope ex-US Index methodology.

Sampling Risk. The Fund’s use of a representative sampling approach, if used, could result in its holding a smaller number of securities than are in the Global Hope ex-US Index. As a result, an adverse development with an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Global Hope ex-US Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Small and Medium Capitalization Risk. The stocks of small and medium capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group.

Tracking Error Risk. Tracking error is the divergence of the Fund’s performance from that of the Global Hope ex-US Index. Tracking error may occur because of imperfect correlation between the Fund’s holdings of portfolio securities and those in the Global Hope ex-US Index, pricing differences, the Fund’s holding of cash, differences on timing of the accrual of dividends, changes to the Global Hope ex-US Index or the need to meet various regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Global Hope ex-US Index does not.

Performance: Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholder semi-annually. Updated performance information will be available at no cost by visiting Inspireinvesting.com or by calling 877.658.9473.

Investment Adviser: CWM Advisors, LLC dba Inspire (the “Adviser”).

Portfolio Managers: Robert Netzly, CEO of the Adviser, and Darrell Jayroe, CFA®, Portfolio Manager of the Adviser have each served the Fund as a portfolio manager since it commenced operations in October 2019.

Purchase and Sale of Fund Shares: The Fund will issue and redeem Shares at NAV only in large blocks of 50,000 Shares (each block of Shares is called a “Creation Unit”) to APs who have entered into agreements with the Fund’s distributor. Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual Shares of the Fund may only be purchased and sold in secondary market transactions through a broker dealer. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Shares are listed for trading on the Exchange and trade at market prices rather than NAV. Shares may trade at a price that is greater than, at, or less than NAV.

Tax Information: The Fund’s distributions generally will be taxable as ordinary income or long-term capital gains. A sale of Shares may result in capital gain or loss.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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